Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Current
Federal
State
Current income tax expense (benefit)				50
Deferred
Federal
State
Deferred income tax expense (benefit)
Total income tax provision (benefit)